AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Exchange-Traded Funds**
iShares 10-20 Year Treasury Bond ETF(a)	47,321	$6,369,880
iShares Core S&P 500 ETF	239,741	108,768,094
iShares Core S&P Small-Cap ETF(a)	113,766	12,273,076
iShares Core Total USD Bond Market ETF	460,252	22,842,307
iShares ESG Aware MSCI USA ETF(a)	707,851	71,740,699
iShares Global Tech ETF	123,793	7,181,232
iShares GSCI Commodity Dynamic	247,147	9,898,237
iShares MSCI EAFE Growth ETF(a)	186,531	17,957,339
iShares MSCI EAFE Value ETF(a)	634,520	31,890,975
iShares MSCI USA Min Vol Factor ETF	71,065	5,512,512
iShares MSCI USA Value Factor ETF(a)	65,831	6,883,948
iShares TIPS Bond ETF	53,296	6,639,083
iShares U.S. Energy ETF(a)	282,326	11,552,780
iShares U.S. Treasury Bond ETF	520,264	12,959,776
iShares, Inc. iShares ESG Aware MSCI EM ETF(a)	358,986	13,185,556

Total Long-Term Investments (cost $293,821,745)		345,655,494
Short-Term Investments — 14.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	117	117
PGIM Institutional Money Market Fund (cost $50,273,642; includes $50,255,978 of cash collateral for securities on loan)(b)(wa)	50,324,504	50,279,212

Total Short-Term Investments (cost $50,273,759)		50,279,329

TOTAL INVESTMENTS—114.4% (cost $344,095,504)		395,934,823

Liabilities in excess of other assets — (14.4)%		(49,920,216)

Net Assets — 100.0%		$346,014,607

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
GSCI	Goldman Sachs Commodity Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
TIPS	Treasury Inflation-Protected Securities

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,648,123; cash collateral of $50,255,978 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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